As filed with the Securities and Exchange Commission on June 8, 2020

Registration Nos. 333-210205 and 811-23148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 13	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17	☒

GUARDIAN VARIABLE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

10 HUDSON YARDS

NEW YORK, NY 10001

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

212-598-8000

Richard T. Potter

Senior Vice President and Chief Legal Officer

Guardian Variable Products Trust

10 Hudson Yards

New York, NY 10001

(Name and address of Agent for Service)

Approximate date of public offering: June 30, 2020

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 30, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Post-Effective Amendment No. 10 (“Amendment No. 10”) to the Registration Statement of Guardian Variable Products Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”) on March 31, 2020 for the purpose of registering Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund, each as a new series of the Registrant. This Post-Effective Amendment No. 13 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate June 30, 2020 as the new effective date for  Amendment No. 10.  Amendment No. 10 was initially scheduled to become effective on June 15, 2020. This Post-Effective Amendment No. 13, however, is not intended to amend or supersede any information contained in Amendment No. 10.

This Post-Effective Amendment No. 13 relates solely to Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund, each a series of the Registrant. This Post-Effective Amendment No. 13 does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

GUARDIAN VARIABLE PRODUCTS TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Guardian Variable Products Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2020 (“Amendment No. 10”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 31, 2020.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on March 31, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 13 under the 1933 Act and Amendment No. 17 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 8th day of June, 2020.

GUARDIAN VARIABLE PRODUCTS TRUST (the Registrant)
By:	/S/ DOMINIQUE BAEDE
Dominique Baede, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated and on the 8th day of June, 2020.

SIGNATURE	TITLE

MICHAEL FERIK	Chairman and Trustee
Michael Ferik*

/S/ DOMINIQUE BAEDE	President (Principal Executive Officer) and Trustee
Dominique Baede

BRUCE W. FERRIS	Trustee
Bruce W. Ferris*

THEDA R. HABER	Trustee
Theda R. Haber*

MARSHALL LUX	Trustee
Marshall Lux*

LISA K. POLSKY	Trustee
Lisa K. Polsky*

JOHN WALTERS	Trustee
John Walters*

/S/ JOHN H. WALTER	Senior Vice President and Treasurer (Principal Financial and Accounting Officer)
John H. Walter

*By:	/S/ RICHARD T. POTTER
Richard T. Potter
Senior Vice President and Chief Legal Officer Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith.